Leases	12 Months Ended
Dec. 31, 2024
Disclosure of leases [Abstract]
Leases	Leases
The group leases a number of assets as part of its activities. This primarily includes drilling rigs in the oil production & operations and gas & low carbon energy segments and retail service stations, oil depots and storage tanks in the customer & products segment as well as office accommodation and vessel charters across the group. The weighted-average remaining lease term for the total lease portfolio is around 8 years (2023 7 years). Some leases have payments that vary with market interest or inflation rates. Certain leases contain residual value guarantees, which may be triggered in certain circumstances such as if market values have significantly declined at the conclusion of the lease.
The table below shows the timing of the undiscounted cash outflows for the lease liabilities included on the balance sheet.

		$ million
	2024	2023
Undiscounted lease liability cash flows due:
Within 1 year	3,237	3,038
1 to 2 years	2,418	2,177
2 to 3 years	1,798	1,386
3 to 4 years	1,394	1,139
4 to 5 years	1,099	947
5 to 10 years	3,039	3,045
Over 10 years	1,283	1,348
	14,268	13,080
Impact of discounting	(2,268)	(1,959)
Lease liabilities at 31 December	12,000	11,121
Of which – current	2,660	2,650
– non-current	9,340	8,471
The group may enter into lease arrangements a number of years before taking control of the underlying asset due to construction lead times or to secure future operational requirements. The total undiscounted amount for future commitments for leases not yet commenced as at 31 December 2024 is $5,311 million (2023 $5,507 million). The majority of this future commitment relates to the floating LNG vessel to service the Greater Tortue Ahmeyim project from 2025.

		$ million
	2024	2023
Total cash outflow for amounts included in lease liabilities	3,283	2,904
Expense for variable payments not included in the lease liability[a]	45	27
Short-term lease expense[a]	499	657
Additions to right-of-use assets in the period	3,781	5,015
aThe cash outflows for amounts not included in lease liabilities approximate the income statement expenses disclosed above.
An analysis of right-of-use assets and depreciation is provided in Note 12. An analysis of lease interest expense is provided in Note 7.